Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Summary of Accounts Receivable

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Accounts receivable	661,951	1,945,347	282,049
Allowance for credit losses	(924)	(7,655)	(1,110)
Accounts receivable, net	661,027	1,937,692	280,939

Summary of Movements in the Allowance for Credit Losses

The movements in the allowance for credit losses were as follows:

	2021	2022	2022
	RMB	RMB	US$
Balance at the beginning of the year	12,496	924	134
Cumulative effect of adoption of ASU 2016-13	(11,054)	—	—
(Reversal)/Provisions	(286)	6,805	987
Write-offs	(232)	(74)	(11)
Balance at the end of the year	924	7,655	1,110